Financial Instruments by Category - Schedule of Net Income and Expenses From Financial Instruments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial liabilities at amortized cost | Differences in foreign currency
Disclosure of detailed information about financial instruments [line items]
Income and expenses on financial liabilities at amortized cost	₩ 2,221	₩ (1,773)	₩ (1,344)
Financial liabilities at amortized cost | Interest expense
Disclosure of detailed information about financial instruments [line items]
Income and expenses on financial liabilities at amortized cost	(282)	(135)	(162)
Financial assets at amortized cost | Interest income
Disclosure of detailed information about financial instruments [line items]
Income and expenses on financial assets at amortized cost	15,821	17,059	11,487
Financial assets at amortized cost | Differences in foreign currency
Disclosure of detailed information about financial instruments [line items]
Income and expenses on financial assets at amortized cost	(4,218)	5,813	(1,654)
Financial assets at fair value through profit or loss | Interest income
Disclosure of detailed information about financial instruments [line items]
Income on financial assets at fair value through profit or loss	₩ 1	₩ 0	₩ 5